Reconciliation of movements of liabilities to cash flows arising from financing activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other changes Liability-related
Interest paid	€ (263)	€ (258)	€ (320)
Other loans and borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	23,152	17,546
Changes from financing cash flows
Proceeds from loans and borrowings		5,000
Repayment of borrowings	(1,004)	(863)
Total changes from financing cash flows	(1,004)	4,137
Other changes Liability-related
Adjustment	(70)
Interest expense	2,150	1,602
Interest paid	(150)	(133)
Total liability-related other changes	1,930	1,469
Balance at December 31	24,078	23,152	17,546
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	3,124	3,610
Changes from financing cash flows
Payment of finance lease liabilities	(334)	(412)
Total changes from financing cash flows	(334)	(412)
Other changes Liability-related
New leases	133	(138)
Adjustment		22
Foreign currency effects	256
Interest expense	149	167
Interest paid	(103)	(125)
Total liability-related other changes	420	(74)
Balance at December 31	€ 3,210	€ 3,124	€ 3,610